UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-5341

Strong Discovery Fund, Inc., on behalf of Strong Discovery Fund
(Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2004

Date of reporting period:  September 30, 2004


Item 1.   Schedule of Investments

Strong Discovery Fund
September 30, 2004 (Unaudited)

                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 98.6%
Apparel - Clothing Manufacturing 0.8%
Coach, Inc. (b)                                                    31,450        $  1,334,109

Auto/Truck - Original Equipment 1.4%
Eaton Corporation                                                  37,240           2,361,388

Banks - Northeast 2.2%
North Fork Bancorporation, Inc. (c)                                81,500           3,622,675

Beverages - Alcoholic 1.5%
Constellation Brands, Inc. Class A (b)                             63,700           2,424,422

Chemicals - Basic 1.3%
Lyondell Petrochemical Company (c)                                 96,400           2,165,144

Commercial Services - Market Research 1.7%
Corporate Executive Board Company                                  46,370           2,839,699

Commercial Services - Staffing 0.7%
Kforce.com, Inc. (b)                                              144,242           1,208,748

Computer - Manufacturers 0.8%
Apple Computer, Inc. (b)                                           33,100           1,282,625

Computer Software - Education/Entertainment 1.1%
Take-Two Interactive Software, Inc. (b)                            57,000           1,872,450

Computer Software - Enterprise 4.2%
Altiris, Inc. (b) (c)                                              43,600           1,379,940
Cognos, Inc. (b)                                                   60,700           2,156,064
TIBCO Software, Inc. (b) (c)                                      394,876           3,360,395
                                                                         ---------------------
                                                                                    6,896,399
Computer Software - Financial 0.5%
DST Systems, Inc. (b)                                              18,000             800,460

Computer Software - Security 1.4%
Check Point Software Technologies, Ltd. (b)                        83,600           1,418,692
McAfee, Inc. (b)                                                   47,300             950,730
                                                                         ---------------------
                                                                                    2,369,422
Electronics - Contract Manufacturing 1.0%
Sanmina-SCI Corporation (b)                                       225,520           1,589,916

Electronics - Semiconductor Manufacturing 4.7%
Advanced Micro Devices, Inc. (b) (c)                              135,900           1,766,700
Cree, Inc. (b) (c)                                                 61,200           1,868,436
Marvell Technology Group, Ltd. (b)                                125,500           3,279,315
SanDisk Corporation (b) (c)                                        29,000             844,480
                                                                         ---------------------
                                                                                    7,758,931
Finance - Investment Management 0.7%
T. Rowe Price Group, Inc.                                          23,300           1,186,902

Household - Consumer Electronics 2.1%
Harman International Industries, Inc.                              31,370           3,380,117

Insurance - Property/Casualty/Title 1.9%
Endurance Specialty Holdings, Ltd.                                 42,086           1,353,065
ProAssurance Corporation (b) (c)                                   51,230           1,794,075
                                                                         ---------------------
                                                                                    3,147,140
Internet - Content 1.6%
Monster Worldwide, Inc. (b)                                        68,100           1,677,984
SINA Corp (b) (c)                                                  37,300             950,777
                                                                         ---------------------
                                                                                    2,628,761
Internet - E*Commerce 6.3%
Ameritrade Holding Corporation (b)                                241,600           2,901,616
Getty Images, Inc. (b)                                             44,300           2,449,790
Priceline.com, Inc. (b) (c)                                       161,300           3,576,021
ValueClick, Inc. (b)                                              141,200           1,332,928
                                                                         ---------------------
                                                                                   10,260,355
Internet - Network Security/Solutions 2.2%
Akamai Technologies, Inc. (b) (c)                                 134,400           1,888,320
Equinix, Inc. (b) (c)                                              54,600           1,680,042
                                                                         ---------------------
                                                                                    3,568,362
Leisure - Movies & Related 0.8%
Lions Gate Entertainment Corporation (b) (c)                      158,170           1,376,079

Leisure - Services 3.5%
Royal Caribbean Cruises, Ltd. (c)                                 132,500           5,777,000

Leisure - Toys/Games/Hobby 1.1%
Marvel Enterprises, Inc. (b) (c)                                  122,664           1,785,988

Machinery - Construction/Mining 1.5%
Bucyrus International, Inc. Class A (b)                            71,600           2,405,760

Medical - Biomedical/Biotechnology 6.6%
Digene Corporation (b)                                             98,423           2,555,061
Encysive Pharmaceuticals, Inc. (b)                                 74,800             675,444
Genzyme Corporation (b)                                            46,200           2,513,742
Guilford Pharmaceuticals, Inc. (b)                                171,700             858,500
InterMune, Inc. (b)                                                78,500             925,515
Northfield Laboratories, Inc. (b)                                  93,400           1,248,758
Sepracor, Inc. (b) (c)                                             43,300           2,112,174
                                                                         ---------------------
                                                                                   10,889,194
Medical - Drug/Diversified 0.7%
Bone Care International, Inc. (b)                                  45,700           1,110,510

Medical - Ethical Drugs 2.0%
Inspire Pharmaceuticals, Inc. (b) (c)                             104,890           1,649,920
Medicis Pharmaceutical Corporation Class A (c)                     42,400           1,655,296
                                                                         ---------------------
                                                                                    3,305,216
Medical - Genetics 0.6%
Corgentech, Inc. (b)                                               56,300             961,041

Medical - Hospitals 2.0%
Community Health Systems, Inc. (b)                                120,110           3,204,535

Medical - Products 3.8%
American Medical Systems Holdings, Inc. (b) (c)                   100,400           3,641,508
EPIX Medical, Inc. (b)                                             50,000             965,500
Zimmer Holdings, Inc. (b)                                          20,340           1,607,674
                                                                         ---------------------
                                                                                    6,214,682
Medical - Systems/Equipment 2.7%
Fisher Scientific International, Inc. (b)                          40,000           2,333,200
Varian Medical Systems, Inc. (b)                                   60,600           2,094,942
                                                                         ---------------------
                                                                                    4,428,142
Medical/Dental - Services 1.2%
LabOne, Inc. (b)                                                   65,800           1,923,334

Medical/Dental - Supplies 1.3%
Dentsply International, Inc.                                       39,830           2,068,770

Metal Ores - Miscellaneous 2.5%
Phelps Dodge Corporation                                           45,000           4,141,350

Mining - Gems 1.7%
Pan American Silver Corporation (b) (c)                           164,100           2,794,623

Oil & Gas - Canadian Exploration & Production 1.8%
Canadian Natural Resources, Ltd.                                   74,000           2,947,420

Oil & Gas - Drilling 2.9%
ENSCO International, Inc.                                          54,100           1,767,447
Noble Corporation (b)                                              65,900           2,962,205
                                                                         ---------------------
                                                                                    4,729,652
Oil & Gas - Production/Pipeline 1.6%
The Williams Companies, Inc.                                      220,500           2,668,050

Oil & Gas - United States Exploration & Production
3.1%
Cheniere Energy, Inc. (b)                                          47,000             928,720
Chesapeake Energy Corporation (c)                                 177,500           2,809,825
Noble Energy, Inc.                                                 23,200           1,351,168
                                                                         ---------------------
                                                                                    5,089,713
Paper & Paper Products 0.2%
Smurfit-Stone Container Corporation (b)                            15,000             290,550

Real Estate Operations 0.5%
The St. Joe Company                                                16,700             797,759

Retail - Clothing/Shoes 1.0%
Urban Outfitters, Inc. (b) (c)                                     48,920           1,682,848

Retail - Miscellaneous 2.2%
Michaels Stores, Inc.                                              35,000           2,072,350
PETsMART, Inc.                                                     52,739           1,497,260
                                                                         ---------------------
                                                                                    3,569,610
Retail - Restaurants 1.1%
Panera Bread Company Class A (b) (c)                               48,875           1,834,767

Steel - Specialty Alloys 0.9%
GrafTech International, Ltd. (b)                                  108,640           1,515,528

Telecommunications - Equipment 1.4%
Adtran, Inc.                                                       51,800           1,174,824
Symmetricom, Inc. (b)                                             115,100           1,088,846
                                                                         ---------------------
                                                                                    2,263,670
Telecommunications - Wireless Equipment 3.5%
Novatel Wireless, Inc. (b) (c)                                     72,400           1,701,400
Research in Motion, Ltd. (b)                                       53,300           4,068,922
                                                                         ---------------------
                                                                                    5,770,322
Telecommunications - Wireless Services 6.3%
Crown Castle International Corporation (b)                        188,240           2,801,011
NII Holdings, Inc. Class B (b) (c)                                102,902           4,240,591
Nextel Partners, Inc. (b) (c)                                     195,400           3,239,732
                                                                         ---------------------
                                                                                   10,281,334
Trucks & Parts - Heavy Duty 2.0%
Cummins, Inc.                                                      21,800           1,610,802
Oshkosh Truck Corporation                                          29,600           1,688,976
                                                                         ---------------------
                                                                                    3,299,778
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $137,622,699)                                           161,825,250
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 10.7%
Collateral Received for Securities Lending 10.0%
Navigator Prime Portfolio                                      16,396,230          16,396,230

Repurchase Agreements 0.7%
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $1,083,426);
Collateralized by: United States Government & Agency
Issues                                                       $  1,083,400           1,083,400
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $17,479,630)                                    17,479,630
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $155,102,329)                               179,304,880
109.3%
Other Assets and Liabilities, Net (9.3)%                                          (15,259,531)
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                            $    164,045,349
==============================================================================================


LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.
(c) All or a portion of security is on loan.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Discovery Fund, Inc., on behalf of Strong Discovery Fund


By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    November 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    November 12, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    November 12, 2004